Income Taxes (Tables)	8 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s net deferred tax assets are as follows at December 31, 2015:

Deferred tax asset
Net operating loss carryforward	$496,880
Total deferred tax asset	496,880
Valuation allowance	(496,880)
Deferred tax asset, net of allowance	$—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) consists of the following at December 31, 2015:

Federal
Current	$—
Deferred	(371,295)
State and local
Current	—
Deferred	(125,585)
Change in valuation allowance	496,880
Income tax provision (benefit)	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2015 is as follows:

Statutory federal income tax rate	34.0%
State and local taxes, net of federal tax benefit	11.5%
Change in valuation allowance	(45.5)%
Income tax provision (benefit)	0.0%